Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net income (loss) per ordinary share from continuing operations, Diluted	$ (0.04)	$ 0.04	$ (0.03)	$ 0.01	$ 0.01
Net loss per ordinary share from discontinued operations, Diluted	0.00	(0.01)	0.00	(0.12)	(0.07)
Net income (loss) attributable to SunCar Technology Group Inc’s ordinary shareholders per ordinary share, Diluted	$ (0.04)	$ 0.03	$ (0.03)	$ (0.11)	$ (0.06)
Weighted average shares outstanding used in calculating basic and diluted income (loss) per share, Diluted (in Shares)	81,374,609	80,000,000	225,000,000	225,000,000	225,000,000
Weighted average shares outstanding used in calculating basic and diluted income per share, Diluted (in Shares)			418,668,614	418,668,614	418,668,614